Supplemental Cash Flow Information (Details) - Schedule of reconciliation of the liabilities arising from financing activities - CAD ($) $ in Thousands		11 Months Ended	12 Months Ended
		Nov. 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Indebtedness [Member]
Supplemental Cash Flow Information (Details) - Schedule of reconciliation of the liabilities arising from financing activities [Line Items]
Beginning balance		$ 3,187,152	$ 3,187,152	$ 3,712,799	$ 3,724,228
Cash outflows				(453,592)	(3,743,465)
Loss on repayment (Note 24)				2,284
Cash inflows		619,900			3,786,082
Write-off of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (Note 24)					107,065
Amortization of deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment					22,461
Debt issue costs		(6,834)			(28,082)
Debt issue costs accrued					(573)
Prepayment option at inception – Senior Notes					17,829
Prepayment option at inception – 2026 Senior Secured Notes		1,896			10,562
Cumulative effect adjustment	[1]
Amortization of deferred financing costs, prepayment options and loss on repayment		558		428
Non-cash additions
Interest paid
Interest accrued
Other
Non-cash disposals
Impact of foreign exchange		(10,075)		(74,767)	(183,308)
Ending balance			3,792,597	3,187,152	3,712,799
Satellite performance incentive payments [Member]
Supplemental Cash Flow Information (Details) - Schedule of reconciliation of the liabilities arising from financing activities [Line Items]
Beginning balance		37,574	37,574	46,951	58,913
Cash outflows		(6,914)		(9,031)	(9,644)
Loss on repayment (Note 24)
Cash inflows
Write-off of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (Note 24)
Amortization of deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment
Debt issue costs
Debt issue costs accrued
Prepayment option at inception – Senior Notes
Prepayment option at inception – 2026 Senior Secured Notes
Cumulative effect adjustment	[1]
Amortization of deferred financing costs, prepayment options and loss on repayment
Non-cash additions
Interest paid
Interest accrued
Other				182	296
Non-cash disposals
Impact of foreign exchange		(316)		(528)	(2,614)
Ending balance			30,344	37,574	46,951
Lease liabilities [member]
Supplemental Cash Flow Information (Details) - Schedule of reconciliation of the liabilities arising from financing activities [Line Items]
Beginning balance		29,051	29,051	28,582	369
Cash outflows		(2,178)		(1,793)	(1,252)
Loss on repayment (Note 24)
Cash inflows
Write-off of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (Note 24)
Amortization of deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment
Debt issue costs
Debt issue costs accrued
Prepayment option at inception – Senior Notes
Prepayment option at inception – 2026 Senior Secured Notes
Cumulative effect adjustment	[1]				26,851
Amortization of deferred financing costs, prepayment options and loss on repayment
Non-cash additions		10,074		2,788	2,775
Interest paid		(1,499)		(1,649)	(984)
Interest accrued		1,499		1,349	1,288
Other				(91)	(236)
Non-cash disposals		(939)
Impact of foreign exchange		$ (330)		(135)	(229)
Ending balance			$ 35,678	$ 29,051	$ 28,582

[1]	Relates to the impact of the implementation of IFRS 16, Leases